Geographic and Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Geographic and Segment Information

16. Geographic and Segment Information

Geographic information for the years ended December 31, 2024 and 2023 is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Revenue
United Kingdom	$43	$420
Total Revenue	$43	$420
Net loss
United States	$(37)	$(808)
United Kingdom	(11,175)	(21,747)
Total Net Loss	$(11,212)	$(22,555)

	December 31,
	2024	2023
Total Assets
United States	$3,285	$2,938
United Kingdom	809	5,867
Total Assets	$4,094	$8,805
Long Lived Assets, net
United States	$1	$—
United Kingdom	2	9
Total Long Lived Assets, net	$3	$9

The Company operates as a single segment engaged in the development of innovative cancer medicines based on cell cycle, transcriptional regulation and mitosis control biology. Consistent with our operational structure, our Chief Executive Officer (CEO), as the chief operating decision maker, makes resource allocation and business process decisions globally across our consolidated business. Managing and allocating resources at the consolidated level enables our CEO to assess the overall level of resources available and how to best deploy these resources across functions, and research and development projects in line with our overarching long-term corporate-wide strategic goals, rather than on a geographic or some other basis. Consistent with this decision-making process, our CEO considers consolidated net loss, which is our single segment’s principal measure of segment profit and loss, when evaluating performance and allocating company-wide resources.

Significant expenses are amounts that are regularly provided to our CEO and included in consolidated net loss, our primary measure of our single segment’s profit or loss. Our CEO regularly reviews reported consolidated revenues, significant expenses and consolidated net loss, in addition to forecasted revenues, significant expenses and net loss amounts for future periods.

A summary of our consolidated net loss for the years ended December 31, 2024 and 2023 is as follows, including the significant expenses provided to and regularly reviewed by our CEO:

	December 31,
	2024	2023
Revenues	$43	$420

Operating expenses:
Research and development	6,655	19,155
General and administrative	5,392	6,718
Total operating expenses	12,047	25,873

Operating loss	(12,004)	(25,453)

Total other income (expense), net	10	(98)
Loss before taxes	(11,994)	(25,551)

Income tax benefit	782	2,996

Net loss	$(11,212)	$(22,555)